Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.66	$ 0.82	$ 0.53
Dividends paid on ordinary shares	$ 11,581	$ 15,348	$ 10,492
Other equity instruments
Dividends Payable [Line Items]
Dividends to shareholders	1,183	1,062	1,101
Dividends to shareholders
Dividends Payable [Line Items]
Dividends to shareholders	$ 12,764	$ 16,410	$ 11,593
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0	$ 0.23
Dividends paid on ordinary shares	$ 0	$ 0	$ 4,589
– fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.36	$ 0.31	$ 0
Dividends paid on ordinary shares	$ 6,397	$ 5,872	$ 0
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 1,750	$ 1,877	$ 2,001
– special dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0.21	$ 0
Dividends paid on ordinary shares	$ 0	$ 3,942	$ 0
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 1,717	$ 1,852	$ 1,956
– third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 1,717	$ 1,805	$ 1,946